Taxes (Details) - Schedule of deferred tax assets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Deferred tax assets:
Net operating loss carry-forwards	$ 1,210,855	$ 785,550
Allowance for doubtful accounts	136,817	84,447
Total	1,347,672	869,997
Valuation allowance
Total deferred tax assets	$ 1,347,672	$ 869,997